Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2023
Surplus (deficit) in plan [abstract]
Summary of number and weighted average exercise prices of share options

	Number	Weighted average exercise price
	#	$
December 31, 2020	20,256	36.43
Granted	23,200	10.51
Expired	(1)	14,000.00
December 31, 2021	43,455	21.95
Granted	2,000	8.88
Canceled/Forfeited	(2,900)	14.49
Expired	(525)	165.08
December 31, 2022	42,030	20.05
Granted	14,000	3.75
Expired	(2,630)	86.37
December 31, 2023	53,400	12.51

Summary of assumptions to determine share-based compensation costs over the life of awards

	December 31,
	2023	2022	2021
Expected dividend yield	-	-	-
Expected volatility	104.46%	115.75%	115.80%
Risk-free annual interest rate	3.56%	1.59%	1.23%
Expected life (years)	5.45	5.72	5.71
Weighted average share price	$3.75	$8.88	$10.51
Weighted average exercise price	$3.75	$8.88	$10.51
Weighted average grant date fair value	$2.99	$7.47	$8.82

Schedule of stock options exercise price range

At December 31, 2023, the following options were outstanding:

	Options outstanding			Options exercisable
Range of stock option exercise prices	Number	Weighted average remaining contractual life	Weighted average exercise price	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$	#	years	$
3.75 to 8.87	14,000	6.05	3.75	-
8.88 to 10.00	8,800	4.20	9.09	7,467	4.05	9.13
10.01 to 20.00	21,200	4.96	10.51	14,141	4.96	10.51
20.01 to 30.00	6,000	2.91	22.68	6,000	2.91	22.68
30.01 to 53.75	3,400	1.21	51.99	3,400	1.21	51.99
	53,400	4.65	12.51	31,008	3.94	17.08

Summary of number and weighted average exercise prices of deferred shares units
	December 31,
	2023	2022	2021
	#	#	#
Balance – Beginning of the year	96,920	16,920	6,920
Granted	100,000	80,000	11,200
Exercised	-	-	(1,200)
Balance – End of the year	196,920	96,920	16,920